Putnam
Municipal
Income
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-98


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "It is worth noting that we expect the supply of municipal bonds to slow down. Normally, when interest rates fall, refundings boost the bond supply. But rates have been low for some time and most issuers have already completed their refundings."

                                  -- Blake E. Anderson, manager
                                     Putnam Municipal Income Fund

* "There is one type of staid, secure bond fund that has been overlooked amid the global scramble for safety, and that is now emerging as the best bargain in the bond market: municipal bond funds."

                                  -- The Wall Street Journal, October 5, 1998

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

24 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Thanks in part to the rush of foreign investors to the safety of the U.S. bond market, yields on long-term municipal bonds have moved remarkably close to yields on taxable 30-year Treasury bonds. The sustained demand for tax-exempt bonds fed by this unusual environment has not been matched by new supply; most issuers have already refinanced outstanding bonds at lower rates and the flow of refunding has fallen off markedly.

One of the greatest challenges for Putnam Municipal Income Fund's management has become finding securities that meet Putnam's strict selection criteria. Fund Manager Blake Anderson has also adjusted the fund's credit and sector strategies in response to the changing environment and emerging trends he sees developing.

You will find details of these developments and other aspects of the fund's performance during the first half of fiscal 1998 in the following report from Blake. He also offers his view of prospects for the remainder of the fiscal year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 18, 1998



Report from the Fund Manager
Blake E. Anderson

Throughout the dramatic market shifts of August 1998, the municipal market stood its ground. Yields on long-term municipal bonds fell slightly compared with yields on Treasury bonds, which declined sharply as their prices rose in response to demand fanned by global equity investors' flight to quality. By September, municipal bond yields were approximately 97% of those on 30-year Treasuries, a remarkably close relationship. Within this environment, Putnam Municipal Income Fund has continued to provide shareholders with high tax-exempt income. For the six months ended September 30, 1998, the fund delivered total returns of 3.94% at net asset value and -0.97% at public offering price. For complete performance information, please see pages 8 and 9.

* DEMAND FOR BONDS TIED TO TURBULENT EQUITY MARKETS

The municipal bond market's performance tends to reflect trends in the taxable bond market, which in turn is influenced by events in worldwide equity markets. Therefore, in reviewing your fund's performance for the past six months, we must consider the effects of the stock market's volatility. The turbulence was set off by an unprecedented string of international events: the unabated financial chaos in the Pacific Rim, currency devaluations and defaults in Russia, and most recently, plunging stock markets in Latin America. As foreign investors panicked about plummeting stock markets, they began a flight to quality -- selling hedge funds and emerging-markets funds in favor of the safety of U.S. Treasury bonds. This buying of Treasuries drove up their prices and pushed down their yields. Since foreign investors do not benefit from the tax advantages of municipal bonds, prices in this market were not driven up by the increase in demand that drove Treasury bond prices higher. This factor has made municipal bonds an exceptional investment choice for U.S. investors.

* CREDIT, SECTOR STRATEGIES HELP MAINTAIN INCOME

Since last spring, one of our challenges has been to increase the fund's income in a market in which yields have fallen and credit ratings have risen. We have met this challenge by looking for a few opportunities in the upper tier of the noninvestment-grade market, where there is slightly more supply and where we believe the additional income potential justifies the additional risk.

Within our sector strategy, we remain attracted to issues in the hospital/health-care sector, where we have found many attractive credits in the past. This entire sector has gone through many evolutions since the scrutiny of health care began with the Clinton administration in 1992. Nonprofit hospitals throughout the country have experienced a significant amount of merger activity in recent months but this trend seems to be slowing. On the other hand, for-profit hospital companies are beginning to sell off some units. Within this sector, we rely heavily on Putnam's credit research to identify the most promising securities.

Transportation issues also fared well over the past year, particularly industrial revenue bonds backed by major airlines. Passenger volume has been up, while capacity remains steady and fuel costs are low. This combination of factors has enabled airlines to increase prices and help support airport revenues. Denver (Colorado) city and county airport bonds remain among the fund's strongest performers. However, as oil prices inch up and the economy slows, this sector may need closer scrutiny. While these holdings and others described in this report were viewed favorably as of September 30, 1998, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Hospitals/health care     22.2%

Transportation            17.5%

Utilities                 16.7%

Water/sewer                4.1%

Education                  3.7%

Footnote reads:
*Based on net assets as of 9/30/98. Holdings will vary over time.



* WASHINGTON, DC, BONDS PREREFUNDED

Because of the economy's recent strength, many cities and towns have experienced large budget surpluses from healthy levels of tax revenue. Given this background, it makes sense that other high-performing bonds come from the general obligation sector, in which the bond issues are backed directly by taxes, not revenues or fees. One example of this trend is Washington, DC, general obligation bonds, which had experienced negative publicity and carried the relatively low Ba1 rating from Moody's. Our perseverance was rewarded when the bonds were prerefunded during the period.

In a prerefunding, the municipality issues new bonds to pay off the original bond issue at the first call date or maturity. Proceeds from the new issue in an amount sufficient to pay off the entire original bond issue are invested in an escrow fund made up of U.S. Treasury securities. Because of the safety of principal represented by these Treasuries, the original bonds are considered more creditworthy and an upgrade generally follows -- along with higher prices.

It is also worth noting that we expect the supply of municipal bonds to slow down. Normally, when interest rates fall, prerefundings boost the bond supply. But rates have been low for some time and most issuers have already completed their prerefundings. Perpetuating the slowdown in refunding activity is the currently close relationship of Treasury yields to municipal yields. Given the narrow spread between these yields, it is possible that the Treasury escrows used in prerefundings may not be adequate enough to pay off the municipal issues.


[GRAPHIC OMITTED: worm chart BOND RETURNS: MUNICIPALS VERSUS TREASURIES]

BOND RETURNS: MUNICIPALS VERSUS TREASURIES

                                                      Lehman Bros.
             Lehman Bros.         Lehman Bros.       Treasury Bond
Date    Municipal Bond Index  Bond Index (pretax)  Index (after tax)

9/30/93        10,000               10,000              10,000
3/31/94         9,584                9,664               9,542
9/30/94         9,758                9,595               9,348
3/31/95        10,298               10,079               9,685
9/30/95        10,850               10,894              10,330
3/31/96        11,161               11,135              10,423
9/30/96        11,506               11,373              10,506
3/31/97        11,772               10,602              10,579
9/30/97        12,546               12,407              11,168
3/31/98        13,034               13,016              11,569
9/30/98       $13,638              $14,129             $12,405

Footnote reads:
This graph compares the growth of a hypothetical $10,000 investment in tax-free municipal bonds with a similar investment in U.S. Treasury bonds and shows the effective after-tax returns of the fully taxable Treasury securities for an individual paying the maximum 39.6% federal income tax rate. The performance is not indicative of any Putnam fund and past performance is not indicative of future results. Sources:
Lehman Brothers Municipal Bond Index; Lehman Brothers Treasury Bond Index.


* LONG-TERM PERSPECTIVE REMAINS ESSENTIAL

This unusual bond market has been more focused on what the equity markets will do than on what interest rates will do. Despite this atypical behavior, today's troubles are being met by sound monetary and economic policies in the United States. However, it is not unusual in times like these that comparisons are made with other turbulent eras. We do not believe the current conditions resemble those that prevailed in the 1930s or in the 1970s. Inflation is at the lowest level in 40 years, interest rates are the lowest since the 1960s, and we expect the eight-year economic expansion to continue, albeit at a slower pace.

Although we expect bouts of market volatility to continue, these factors provide reason for optimism about prospects for municipal bonds, and the relative stability of the municipal bond market in comparison to other capital markets may well begin to draw nervous investors in larger numbers. Should this occur, the increased demand could well have a favorable effect on bond prices and on your fund's performance.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/98, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Municipal Income Fund is designed for investors seeking as high a level of current income exempt from federal income tax as is consistent with preservation of capital.


TOTAL RETURN FOR PERIODS ENDED 9/30/98

                                Class A           Class B           Class M
(inception date)               (5/22/89)         (1/4/93)          (12/1/94)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     3.94%   -0.97%    3.52%   -1.48%    3.81%    0.45%
------------------------------------------------------------------------------
1 year                       8.08     2.91     7.44     2.44     7.81     4.28
------------------------------------------------------------------------------
5 years                     33.46    27.13    29.55    27.57    31.52    27.22
Annual average               5.94     4.92     5.31     4.99     5.63     4.93
------------------------------------------------------------------------------
Life of fund               107.08    97.31    93.36    93.36   100.32    93.86
Annual average               8.09     7.53     7.30     7.30     7.70     7.33
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/98

                                     Lehman
                                 Bros. Municipal       Consumer
                                   Bond Index         Price Index
------------------------------------------------------------------------------
6 months                              4.64%              0.74%
------------------------------------------------------------------------------
1 year                                8.72               1.36
------------------------------------------------------------------------------
5 years                              36.38              12.61
Annual average                        6.40               2.40
------------------------------------------------------------------------------
Life of fund                        108.23              31.99
Annual average                        8.18               3.02
------------------------------------------------------------------------------

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 9/30/98

                              Class A       Class B        Class M
------------------------------------------------------------------------------
Distributions (number)           6             6              6
------------------------------------------------------------------------------
Income                       $0.250343     $0.222190      $0.238501
------------------------------------------------------------------------------
Capital gains                    --            --             --
------------------------------------------------------------------------------
  Total                      $0.250343     $0.222190      $0.238501
------------------------------------------------------------------------------
Share value:              NAV       POP        NAV     NAV       POP
------------------------------------------------------------------------------
3/31/98                   $9.28     $9.74    $9.28    $9.28      $9.59
------------------------------------------------------------------------------
9/30/98                    9.39      9.86     9.38     9.39       9.71
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1     5.28%     5.03%    4.69%    5.03%      4.87%
------------------------------------------------------------------------------
Taxable equivalent2        8.74      8.33     7.76     8.33       8.06
------------------------------------------------------------------------------
Current 30-day SEC yield3  4.16      3.96     3.57     3.92       3.79
------------------------------------------------------------------------------
Taxable equivalent2        6.89      6.56     5.91     6.49       6.27
------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Assumes maximum 39.6% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

3 Based only on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
September 30, 1998 (Unaudited)

Key to Abbreviations
AMBAC           -- AMBAC Indemnity Corporation
COP             -- Certificate of Participation
FGIC            -- Financial Guaranty Insurance Company
FHA Insd.       -- Federal Housing Administration Insured
FRB             -- Floating Rate Bonds
FSA             -- Financial Security Assurance
GNMA Coll.      -- Government National Mortgage Association Collateralized
G.O. Bonds      -- General Obligation Bonds
IFB             -- Inverse Floating Rate Bonds
MBIA            -- Municipal Bond Investors Assurance Corporation
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN            -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.7%) (a)
PRINCIPAL AMOUNT                                                                                RATINGS(RAT)         VALUE

Alabama (0.3%)
--------------------------------------------------------------------------------------------------------------------------
     $    4,640,000  Jackson Cnty., Hlth. Care Auth. Hosp. Rev. Bonds,
                       5.7s, 5/1/19                                                             BBB-        $    4,709,600

Alaska (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                     AK State Hsg. Fin. Corp. Rev. Bonds
          3,560,000    7.7s, 12/1/35 (acquired 10/22/97,
                       cost $3,787,840) (RES)                                                   AA/P             3,871,500
          7,500,000    Ser. A, 5.55s, 6/1/34 (acquired 11/26/97,
                       cost $7,593,750) (RES)                                                   Aaa              7,800,000
                                                                                                            --------------
                                                                                                                11,671,500

Arizona (2.9%)
--------------------------------------------------------------------------------------------------------------------------
            910,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds
                       (St. Luke's Hlth. Syst.), 7 1/4s, 11/1/14                                Aaa              1,037,400
                     Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
                       (Sierra Vista Cmnty. Hosp.)
          4,505,000    Ser. A, 6 3/4s, 12/1/26                                                  BBB-/P           4,887,925
          6,500,000    6.2s, 12/1/17                                                            BBB-/P           6,955,000
          7,000,000  Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/8s, 7/1/11                         Aaa              8,942,500
          2,000,000  Mohave Cnty., Indl. Dev. Auth. Hosp. Syst. Rev.
                       Bonds (Env. Inc. & Phoenix Hosp. & Med. Ctr.),
                       7s, 7/1/16                                                               Aaa              2,307,500
                     Navajo Cnty., Indl. Dev. Rev. Bonds
                       (Stone Container Corp.)
          6,800,000    7.4s, 4/1/26                                                             B+/P             7,658,500
          2,500,000    7.2s, 6/1/27                                                             B+/P             2,812,500
          4,000,000  Pinal Cnty., Indl. Dev. Auth. Rev. Bonds
                       (Casa Grande Regl. Med. Ctr.),
                       Ser. A, 8 1/8s, 12/1/22                                                  B/P              4,305,000
                                                                                                            --------------
                                                                                                                38,906,325

Arkansas (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          7,575,000  AR Hsg. Dev. Agcy. Res. Single Fam. Mtge.
                       Rev. Bonds, Ser. 84A, zero %, 7/1/15                                     Aa               1,287,750
            200,000  AR State Hosp. Equip. Fin. Auth. VRDN
                       (Baptist Hlth.), 4.1s, 11/1/10                                           VMIG1              200,000
         14,000,000  Northwest Regl. Apt. Auth. Rev. Bonds, 7 5/8s,
                       2/1/27                                                                   B+/P            16,100,000
                                                                                                            --------------
                                                                                                                17,587,750

California (10.5%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Anaheim, Pub. Fin. Auth. Lease Rev. Bonds
                       (Public Improvements), Ser. A, FSA, 6s, 9/1/24                           Aaa              5,925,000
                     CA State G.O. Bonds
         18,465,000    6.6s, 2/1/09                                                             A1              22,250,325
         11,300,000    6 1/2s, 2/1/07                                                           A1              13,362,250
                     Corona, COP
          4,500,000    (Vista Hosp. Syst.), Ser. B, 9 1/2s, 7/1/20                              B-/P             5,422,500
          5,800,000    (Hosp. Syst. Inc.), Ser. C, 8 3/8s, 7/1/11                               B-/P             6,626,500
          2,400,000  Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev.
                       Bonds (United Airlines, Inc.), 6 7/8s, 11/15/12                          Baa3             2,658,000
          3,615,000  Monrovia, Redev. Agcy. Tax Alloc. Rev. Bonds
                       (Central Redevelopment Project Area-1),
                       Ser. B, AMBAC, 6.7s, 5/1/21                                              Aaa              4,039,763
                     Northern CA Pwr. Agcy. Multi. Cap. Fac. Rev.
                       Bonds IFB, MBIA
          3,480,000    9.877s, 8/1/17                                                           Aaa              4,210,800
          2,630,000    Prerefunded 9.877s, 8/1/17                                               Aaa              3,280,925
          5,600,000  Orange Cnty., Local Trans. Auth. Sales Tax IFB,
                       8.161s, 2/14/11                                                          AA+              7,735,000
          4,000,000  Orange Cnty., Local Trans. Auth. Sales Tax Rev.
                       Bonds, AMBAC, 6.2s, 2/14/11                                              Aaa              4,700,000
          6,500,000  Orange Cnty., Rev. Bonds, Ser. A, MBIA, 6s, 6/1/10                         Aaa              7,540,000
         10,000,000  San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
                       (Toll Rd.), 7.55s, 1/1/10                                                Aaa             10,462,500
          3,600,000  San Luis Obispo, COP (Vista Hosp. Sys. Inc.),
                       8 3/8s, 7/1/29                                                           B-/P             3,906,000
          3,000,000  Santa Clara Cnty., Hsg. Auth. Rev. Bonds
                       (Blossom River Apts), Ser. A, 6 1/2s, 9/1/39                             B+/P             3,030,000
                     Southern CA Pub. Pwr. Auth. Rev. Bonds
          8,000,000    (Palo Verde), Ser. A, AMBAC, 6s, 7/1/07                                  AAA              9,250,000
          7,250,000    (San Juan Unit 3), Ser. A, MBIA, 5s, 1/1/20                              Aaa              7,277,188
         11,840,000  Vallejo, COP (Marine World Foundation), 7s, 2/1/17                         BB+/P           13,024,000
                     Valley Hlth. Syst. Hosp. Rev. Bonds
                       (Refunding & Impt.), Ser. A
          6,000,000    6 1/2s, 5/15/25                                                          BBB-             6,525,000
          1,000,000    6 1/8s, 5/15/05                                                          BBB-             1,061,250
                                                                                                            --------------
                                                                                                               142,287,001

Colorado (4.3%)
--------------------------------------------------------------------------------------------------------------------------
          6,000,000  Arapahoe Cnty., Cap. Impt. Trust Fund Hwy. Rev.
                       Bonds, Ser. E-470, 7s, 8/31/26                                           Aaa              7,252,500
         10,000,000  CO Edl. Fac. Auth. Rev. Bonds
                       (Ocean Journey, Inc.), 8 3/8s, 12/1/26                                   B/P             11,712,500
                     Denver, City & Cnty. Arpt. Rev. Bonds
          4,410,000    Ser. A, 8 3/4s, 11/15/23                                                 Baa1             5,049,450
          1,590,000    Prerefunded, Ser. A, 8 3/4s, 11/15/23                                    Aaa              1,844,400
          1,470,000    Ser. A, 8s, 11/15/25                                                     Baa1             1,626,188
            530,000    Prerefunded, Ser. A, 8s, 11/15/25                                        Aaa                593,600
          5,000,000    Ser. D, 7 3/4s, 11/15/13                                                 Baa1             6,412,500
          3,310,000    Ser. A, 7 1/2s, 11/15/23                                                 Baa1             3,818,913
            690,000    Prerefunded, Ser. A, 7 1/2s, 11/15/23                                    Aaa                830,588
          1,075,000    Ser. A, 7 1/4s, 11/15/25                                                 AAA              1,234,906
            425,000    Prerefunded, Ser. A, 7 1/4s, 11/15/25                                    AAA                488,219
          9,550,000    Ser. B, 7 1/4s, 11/15/23                                                 Baa1            10,636,313
          2,450,000    Prerefunded Ser. B, 7 1/4s, 11/15/23                                     Aaa              2,799,125
          3,000,000  Larimer Cnty., School Dist. No. 1 Rev. Bonds
                       (Poudre Impt.), 7s, 12/15/16                                             Aa3              3,795,000
                                                                                                            --------------
                                                                                                                58,094,202

Connecticut (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,335,000  CT State Dev. Auth. 1st Mtge. Rev. Bonds
                       (Gladeview Hlth. Care), 9 3/4s, 12/15/16                                 AAA/P            1,488,525
          2,450,000  CT State Dev. Auth. Hlth. Care Rev. Bonds
                       (Alzheimers Resource Ctr.), Ser. A, 10s,
                       8/15/21                                                                  AAA/P            2,924,688
          6,000,000  CT State Dev. Auth. Poll. Control Rev. Bonds
                       (Western MA), Ser. A, 5.85s, 9/1/28                                      Ba3              6,067,500
                     CT State Dev. Auth. Rev. Bonds (East Hills Woods)
          1,624,000    Ser. A, 7 3/4s, 11/1/17                                                  CCC/P            1,624,341
            147,494    Ser. B, zero %, 3/1/21                                                   CCC/P               26,869
          4,000,000  CT. State Hlth. & Edl. Fac. Auth. Rev. Bonds
                       (Edgehill), Ser. A, 6 7/8s, 7/1/27                                       BB-/P            4,235,000
                                                                                                            --------------
                                                                                                                16,366,923

District of Columbia (3.6%)
--------------------------------------------------------------------------------------------------------------------------
         31,750,000  DC G.O. Bonds, Ser. A, 6 3/8s, 6/1/26                                      AAA             36,671,250
                     DC Rev. Bonds (American Geophysical Union)
          4,200,000    5 7/8s, 9/1/23                                                           BBB-             4,252,500
          3,350,000    5 3/4s, 9/1/13                                                           BBB-             3,387,688
          4,125,000  DC Redev. Land Agcy. Rev. Bonds
                       (Wash. D. C. Sports Arena), 5 5/8s, 11/1/10                              Baa              4,331,250
                                                                                                            --------------
                                                                                                                48,642,688

Florida (4.5%)
--------------------------------------------------------------------------------------------------------------------------
          9,225,000  Broward Cnty., Resource Recvy. Rev. Bonds
                       (SES Broward Cnty. LP South), 7.95s, 12/1/08                             A                9,882,281
          5,885,000  Dade Cnty., Rev. Bonds (School Dist.), MBIA,
                       6 1/2s, 2/15/05                                                          Aaa              6,730,969
         22,900,000  Hernando Cnty., Indl. Dev. Rev. Bonds
                       (FL Crushed Stone Co.), 8 1/2s, 12/1/14                                  B+/P            26,649,875
          4,750,000  Orange Cnty., Hlth. Fac. Auth. IFB, 9.685s, 10/1/14
                       (acquired 4/19/95, cost $6,129,272) (RES)                                B-/P             7,742,500
                     Palm Beach Cnty., Student Hsg. Rev. Bonds
                       (Palm Beach Cmnty. College)
          5,123,000    Ser. A, 8s, 3/1/23                                                       B-/P             5,167,826
             25,000    Ser. B, zero %, 3/1/23                                                   B-/P                23,594
            905,000  Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
                       (JFK Med. Ctr. Inc.), 8 7/8s, 12/1/18                                    AAA/P              930,820
                     Sanford, Arpt. Auth. Indl. Dev. Rev. Bonds
                       (FL Terminals, Inc.), Ser. A
          2,000,000    7 1/2s, 5/1/10                                                           BB/P             2,202,500
          1,000,000    7.3s, 5/1/04                                                             BB/P             1,073,750
                                                                                                            --------------
                                                                                                                60,404,115

Georgia (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Atlanta Metro. Rapid Tran. Auth. Sales Tax Rev.
                       Ser. O, 6.55s, 7/1/20                                                    A1               5,450,000
          4,200,000  Atlanta, Special Purpose Fac. Rev. Bonds
                       (Delta Air Lines, Inc.), Ser. B, 7.9s, 12/1/18                           Baa3             4,441,500
                     De Kalb Cnty., Hsg. Auth. Muni. Rev. Bonds
                       (Briarcliff Park Apts.)
          1,500,000    Ser. B, 10s, 4/1/17                                                      B+/P             1,695,000
          3,700,000    Ser. A, 7 1/2s, 4/1/17                                                   BBB+/P           4,019,125
          2,000,000  Gwinnett Cnty., Indl. Dev. Auth. Rev. Bonds
                       (Kawneer Co. Inc.), Ser. 84, 9 1/2s, 6/1/15                              A1               2,240,000
          4,815,000  Rockdale Cnty., Dev. Auth. Solid Waste Disp.
                       Rev. Bonds (Visay Paper Inc.), 7.4s, 1/1/16                              BB/P             5,218,256
                                                                                                            --------------
                                                                                                                23,063,881

Hawaii (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,355,000  HI State G.O. Bonds, Ser. CN, FGIC, 6 1/4s, 3/1/08                         Aaa              5,040,913

Illinois (4.5%)
--------------------------------------------------------------------------------------------------------------------------
                     Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds
          3,629,000    (United Air Lines, Inc.), Ser. B, 8.95s, 5/1/18                          Baa2             4,050,871
          1,755,000    (United Air Lines, Inc.), Ser. 84A, 8.85s, 5/1/18                        Baa2             1,954,631
          6,955,000    (United Air Lines, Inc.), Ser. 84B, 8.85s, 5/1/18                        Baa2             7,746,131
          5,300,000    (American Airlines, Inc.), 8.2s, 12/1/24                                 Baa2             6,426,250
         10,150,000  Cook Cnty., Cmnty. College Dist. No. 508 Rev.
                       Bonds, Ser. C, MBIA, 7.7s, 12/1/07                                       Aaa             12,903,188
                     IL Dev. Fin. Auth. Retirement Hsg. Rev. Bonds
          2,500,000    (Regency Park-Lincolnwood), Ser. A, 10 1/4s,
                       4/15/19 (In default) (acquired 5/10/90,
                       cost $2,338,850) (NON)(RES)                                              D/P              1,925,000
          1,885,000    (Mercy Hsg. Corp.), 7s, 8/1/24                                           Baa1             2,210,163
                     IL Dev. Fin. Auth. Rev. Bonds
                       (Cmnty. Rehab. Providers Fac.)
          1,225,000    8 3/4s, 7/1/11                                                           BB/P             1,349,031
            630,000    Prerefunded, 8 3/4s, 7/1/11                                              AAA/P              713,475
          1,400,000    8 1/4s, 8/1/12 (acquired 8/4/92,
                       cost $1,400,000) (RES)                                                   BB/P             1,389,500
          1,710,000    Ser. A, 7 7/8s, 7/1/20                                                   BB/P             1,957,950
          2,855,000    Prerefunded, Ser. A, 7 7/8s, 7/1/20                                      AAA/P            3,547,338
                     IL Hlth. Fac. Auth. Rev. Bonds
          7,540,000    (Glen Oaks Medical Ctr.), Ser. B, 6.95s, 11/15/13                        Baa1             9,245,925
          5,000,000    (Hinsdale Hosp.), Ser. A, 6.95s, 11/15/13                                AAA/P            6,131,250
                                                                                                            --------------
                                                                                                                61,550,703

Indiana (3.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,821,510  Hammond, Indl. Port Auth. COP, 9.65s, 6/1/14                               BB+/P            1,952,822
                     Indianapolis Indl. Arpt. Auth. Special Fac. Rev. Bonds
         21,000,000    (Federal Express Corp.), 7.1s, 1/15/17                                   Baa2            23,677,500
         13,510,000    (United Airlines), Ser. A, 6 1/2s, 11/15/31                              Baa2            14,725,900
                                                                                                            --------------
                                                                                                                40,356,222

Iowa (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          6,500,000  IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                       (Care Initiatives), 9 1/4s, 7/1/25                                       BB/P             8,775,000

Louisiana (3.9%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Beauregard, Parish Rev. Bonds
                       (Boise Cascade Corp.), 7 3/4s, 6/1/21                                    Baa3             4,415,000
          4,500,000  Hodge, Combined Util. Rev. Bonds
                       (Stone Container Corp.), 9s, 3/1/10                                      B/P              4,809,375
          5,000,000  Lake Charles, Harbor & Term. Dist. Port Fac.
                       Rev. Bonds (Trunkline Co.), 7 3/4s, 8/15/22                              A3               5,725,000
          2,000,000  Port of New Orleans, Indl. Dev. Rev. Bonds
                       (Continental Grain Co.), 7 1/2s, 7/1/13                                  BB               2,215,000
                     St. Charles Parish, Poll. Control Rev. Bonds
          8,005,000    (LA Pwr. & Lt.), 8 1/4s, 6/1/14                                          Baa3             8,436,790
          6,995,000    (Union Carbide), 7.35s, 11/1/22                                          Baa2             7,764,450
                     W. Feliciana, Parish Poll. Control Rev. Bonds
                       (Gulf States Util. Co.)
          5,000,000    9s, 5/1/15                                                               BB+/P            5,481,250
          4,000,000    Ser. II, 7.7s, 12/1/14                                                   Ba1              4,485,000
          8,000,000    Ser. C, 7s, 11/1/15                                                      Ba1              8,890,000
                                                                                                            --------------
                                                                                                                52,221,865

Maryland (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,650,000  Denton, 1st Mtge. Rev. Bonds
                       (Shore Nursing Rehab. Ctr.), 9s, 4/1/20                                  B/P              1,911,938

Massachusetts (9.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,390,000  Boston, Nursing Home Rev. Bonds
                       (St. Joseph Nursing Care Ctr. Inc.), 10s, 1/1/20                         BB-/P            2,590,163
                     MA Bay Trans. Auth. Rev. Bonds (Gen. Trans. Syst.)
         11,940,000    Ser. B, 5.9s, 3/1/24                                                     AA3             13,283,250
         10,605,000    Ser. C, 5s, 3/1/24                                                       AA3             10,711,050
          5,000,000  MA Muni. Whsl. Elec. Co. Pwr. Supply Syst. Rev.
                       Bonds, AMBAC, 7.07s, 7/1/18                                              Aaa              5,468,750
                     MA State G. O. Bonds
          7,730,000    Ser. 25, 8.22s, 11/1/11 (acquired 8/13/98,
                       cost $9,592,157) (RES)                                                   Aa3             10,261,575
          7,850,000    Ser. A, AMBAC, 5 3/4s, 8/1/09                                            Aaa              8,909,750
          5,285,000    Ser. C, FGIC, 5 3/4s, 8/1/11                                             Aaa              6,018,294
          7,600,000  MA State Hlth. & Edl. Fac. Auth. G.O. Bonds,
                       Ser. C, FGIC, 6s, 8/1/09                                                 Aaa              8,797,000
                     MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
          2,970,000    (Norwood Hosp.), Ser. E, 8s, 7/1/05                                      Ba2              3,047,755
          2,860,000    (MA Eye & Ear Infirmary), Ser. A, 7.3s, 7/1/04                           Baa3             3,174,600
          3,775,000    (Rev. Cooley Dickinson Hosp.), 7 1/8s, 11/15/18                          AAA/P            4,355,406
                     MA State Indl. Fin. Agcy. Res. Recvy. Rev. Bonds
                       (Southeastern MA)
          3,000,000    Ser. B, 9 1/4s, 7/1/15                                                   BB-/P            3,375,000
         13,000,000    Ser. A, 9s, 7/1/15                                                       BB-/P           14,592,500
                     MA State Indl. Fin. Agcy. Rev. Bonds
          3,900,000    (Atlanticare Med. Ctr.), Ser. A, 10 1/8s, 11/1/14                        B/P              4,199,091
          1,000,000    (Atlanticare Med. Ctr.), Ser. B, 10 1/8s, 11/1/14                        B/P              1,076,690
          2,295,000    (MA Tpk.), U.S. Govt. Coll., 9s, 10/1/20                                 AAA/P            2,567,531
          1,540,000    (1st Mtge. Pioneer Valley Living Ctr.), 7s,
                       10/1/20                                                                  B/P              1,552,474
          1,019,314    (1st Mtge. Pioneer Valley Living Ctr.), zero %,
                       10/1/20                                                                  B/P                  1,274
                     MA State Wtr. Resources Auth. Rev. Bonds, Ser. A
          3,000,000    6 1/2s, 7/15/21                                                          Aaa              3,341,250
         24,540,000    FSA, 4 3/4s, 8/1/37                                                      Aaa             23,773,125
                                                                                                            --------------
                                                                                                               131,096,528

Michigan (4.5%)
--------------------------------------------------------------------------------------------------------------------------
            333,000  Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
                       (Glacier Hills Inc.), 8 3/8s, 1/15/19                                    B+/P               340,922
                     Detroit, G.O. Bonds
          2,500,000    Ser. A, 6.7s, 4/1/10                                                     Aaa              2,918,750
          3,000,000    Ser. B, AMBAC, 6 1/4s, 4/1/10                                            AAA              3,337,500
          4,000,000    Ser. B, AMBAC, 6 1/4s, 4/1/08                                            AAA              4,500,000
          5,575,000  Detroit, Loc. Dev. Fin. Auth. Tax Increment Rev.
                       Bonds, Ser. A, 9 1/2s, 5/1/21                                            BBB+/P           6,892,094
         10,000,000  MI State Strategic Fund Solid Waste Disp. Rev.
                       Bonds (Genesee Pwr. Station), 7 1/2s, 1/1/21                             BB/P            10,862,500
                     MI State Hosp. Fin. Auth. Rev. Bonds
                       (Garden City Hosp.)
          1,330,000    8 1/2s, 9/1/17                                                           BB               1,526,175
            670,000    Prerefunded, 8 1/2s, 9/1/17                                              BB                 768,825
          4,500,000  MI State Hsg. Dev. Auth. Rental Hsg. Rev. Bonds,
                       Ser. A, FSA, 7.55s, 4/1/23                                               Aaa              4,899,375
                     MI State Strategic Fund Ltd. Rev. Bonds
          5,000,000    (Detroit Edison Co.), Ser. A, MBIA, 5.55s, 9/1/29                        Aaa              5,131,250
          7,500,000    (Mercy Svcs. for Aging), 9.4s, 5/15/20                                   Aaa              8,240,625
         11,000,000  Midland Cnty., Econ. Dev. Corp. Rev. Bonds
                       (Poll. Ctrl.), Ser. B, 9 1/2s, 7/23/09                                   B+/P            11,976,250
                                                                                                            --------------
                                                                                                                61,394,266

Minnesota (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Intl. Falls, Env. Fac. Rev. Bonds
                       (Boise Cascade Corp.), 7.2s, 10/1/24                                     Baa3             5,693,750
          5,000,000  St. Paul, Hsg. & Hosp. Redev. Auth. Rev. Bonds
                       (Healtheast), Ser. A, 6 5/8s, 11/1/17                                    Baa3             5,406,250
          5,000,000  Western MN Muni. Pwr. Agcy. Rev. Bonds,
                       Ser. A, AMBAC, 6 1/4s, 1/1/05                                            Aaa              5,631,250
                                                                                                            --------------
                                                                                                                16,731,250

Mississippi (1.0%)
--------------------------------------------------------------------------------------------------------------------------
                     Claiborne Cnty., Poll. Control Rev. Bonds
                       (Middle South Energy, Inc.)
         10,455,000    Ser. C, 9 7/8s, 12/1/14                                                  Ba1             10,857,204
          2,400,000    Ser. A, 9 1/2s, 12/1/13                                                  Ba1              2,490,960
                                                                                                            --------------
                                                                                                                13,348,164

Missouri (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                     MO State Env. Impt. & Energy Poll.
                       Control Rev. Bonds
          1,170,000    (Great Lakes Carbon Control), 6 3/4s, 9/1/02                             B+/P             1,200,713
          8,705,000    (Associated Electrical Coop Thomas Hill),
                       5 1/4s, 12/1/08                                                          AA               9,314,350
          6,775,000  MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
                       (BJC Hlth. Syst.), Ser. A, 6 1/2s, 5/15/20                               Aa2              7,782,781
                                                                                                            --------------
                                                                                                                18,297,844

Nebraska (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                     NE Investment Fin. Auth. Single Fam. Mtge. IFB
          3,100,000    Ser. 2, GNMA Coll., 11.459s, 9/10/30                                     Aaa              3,479,750
            800,000    Ser. B, GNMA Coll., 11.247s, 3/15/22                                     Aaa                884,000
                                                                                                            --------------
                                                                                                                 4,363,750

Nevada (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          8,500,000  Clark Cnty., Indl. Dev. Rev. Bonds
                       (Southwest Gas Corp.), Ser. A, 7.3s, 9/1/27                              Baa2             9,456,250
          3,000,000  Clark Cnty., Passenger Fac. Arpt. Rev. Bonds
                       (Las Vegas-McCarran Intl. Arpt.), Ser. A,
                       AMBAC, 6s, 7/1/22                                                        Aaa              3,281,250
                                                                                                            --------------
                                                                                                                12,737,500

New Hampshire (2.0%)
--------------------------------------------------------------------------------------------------------------------------
                     NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds
          2,830,000    (Havenwood-Heritage Heights), U.S. Govt. Coll.,
                       9 3/4s, 12/1/19                                                          AAA/P            3,113,000
          4,000,000    (1st Mtge.- Rivermead Peterborough),
                       8 1/2s, 7/1/24                                                           AAA/P            4,950,000
          2,675,000    (Havenwood-Heritage Heights), 7.1s, 1/1/06                               BB/P             2,969,250
          5,600,000    (Lakes Region Hosp. Assn.), 6 1/4s, 1/1/18                               A-/P             5,943,000
          3,000,000    (Rivermead at Peterborough), 5 3/4s, 7/1/28                              BB/P             3,015,000
          7,000,000  NH State Bus. Fin. Auth. Poll. Control Rev. Bonds
                       (Pub. Svc. Co.), Ser. D, 6s, 5/1/21                                      Ba3              7,192,500
                                                                                                            --------------
                                                                                                                27,182,750

New Jersey (3.1%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  NJ Econ. Dev. Auth. Indl. Dev. Rev. Bonds
                       (1st mtge.-Cranes Hill), Ser. A, 7s, 2/1/10                              B+/P             3,367,500
          5,000,000  NJ Econ. Dev. Auth. Rev. Bonds
                       (Newark Arpt. Marriot Hotel), 7s, 10/1/14                                B+/P             5,462,500
                     NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
          3,000,000    (St. Elizabeth Hosp.), Ser. B, 8 1/4s, 7/1/20                            Aaa              3,288,750
          6,550,000    (Kimball Med. Ctr.), Ser. C, 8s, 7/1/13                                  Baa3             7,155,875
          6,000,000    (Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s,
                       7/1/19                                                                   Aaa              7,290,000
          4,000,000  NJ State Hsg. & Mtge. Fin. Agcy. Rev. IFB,
                       Ser. I, 8.278s, 11/1/07 (acquired 2/11/93,
                       cost $4,113,112) (RES)                                                   A+/P             4,440,000
          9,000,000  NJ State Tpk. Auth. Rev. Bonds, Ser. C, MBIA,
                       6 1/2s, 1/1/16                                                           Aaa             11,092,500
                                                                                                            --------------
                                                                                                                42,097,125

New Mexico (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          6,160,000  Farmington, Poll. Control Rev. Bonds
                       (Tucson Elec. Pwr Co. San Juan), Ser. A,
                       6.95s, 10/1/20                                                           B2               6,945,400

New York (7.4%)
--------------------------------------------------------------------------------------------------------------------------
          8,750,000  Long Island, Pwr. Auth. NY Elec. Syst. IFB, 7.25s,
                       12/1/24 (acquired 5/19/98, cost $9,511,250) (RES)                        A-/P            10,150,000
          5,000,000  Long Island, Pwr. Auth. NY Elec. Syst. VRDN,
                       Ser. A, 3.6s, 5/1/33                                                     VMIG1            5,000,000
         11,000,000  Metropolitan Trans. Auth. NY Commuter Facs.
                       Rev. Bonds, Ser. B, FGIC, 4 3/4s, 7/1/26                                 Aaa             10,752,500
          1,100,000  Monroe Cnty., Indl. Dev. Auth. VRDN
                       (Canal Ponds), Ser. D, 4s, 6/15/16                                       VMIG1            1,100,000
                     NY City, G.O. Bonds
          2,760,000    Ser. F, 8 1/4s, 11/15/16                                                 Aaa              3,163,650
         12,405,000    Ser. C, 5 1/4s, 8/15/10                                                  A3              13,149,300
          3,000,000    Ser. H, 5s, 8/1/22                                                       A3               2,977,500
          3,000,000  NY City, Indl. Dev. Agcy. Rev. Bonds
                       (Visy Paper Inc.), 7.95s, 1/1/28                                         BB-/P            3,438,750
                     NY City, Muni. Assistance Corp. Rev Bonds
          5,000,000    (PA 337A), 8.2s, 7/1/07 (acquired 3/19/98,
                       cost $6,169,900) (RES)                                                   AA/P             6,487,500
         10,000,000    Ser. L, 6s, 7/1/06                                                       Aa2             11,337,500
          5,000,000  NY State Env. Fac. Corp. Poll. Control Rev.
                       Bonds (PA 198), 7.95s, 6/15/10
                       (acquired 10/22/97, cost $6,012,500) (RES)                               Aaa              6,687,500
          1,800,000  NY State Local Govt. Assistance Corp. Rev.
                       Bonds, Ser. D, 7s, 4/1/18                                                Aaa              2,020,500
         11,125,000  NY State Med. Care Fac. Fin. Agcy. Rev. Bonds,
                       Ser. A, AMBAC, FHA Insd., 6 1/2s, 8/15/29                                Aaa             12,918,906
          3,000,000  NY State Urban Dev. Corp. Rev. Bonds
                       (Correctional Fac.), Ser. A, FSA, 6 1/2s, 1/1/10                         Aaa              3,581,250
          7,000,000  Port Auth. NY & NJ Rev. Bonds
                       (Delta Airlines, Inc.), Ser. 1R, 6.95s, 6/1/08                           Baa3             7,700,000
                                                                                                            --------------
                                                                                                               100,464,856

North Carolina (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          5,250,000  Intermountain Pwr. Agcy Rev. Bonds, MBIA,
                       6s, 1/1/18                                                               Aaa              6,109,688
          3,000,000  NC Eastern Muni. Pwr. Agcy. Syst. IFB, FGIC,
                       7.85s, 1/1/25 (acquired 3/3/93,
                       cost $3,112,315) (RES)                                                   Aaa              4,140,000
                     NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
         10,000,000    Ser. B, MBIA, 6s, 1/1/22                                                 Aaa             11,750,000
          6,000,000    (No. 1, Catawba Elec.), MBIA, 5.6s, 1/1/20                               Aaa              6,547,500
                                                                                                            --------------
                                                                                                                28,547,188

Ohio (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            865,000  OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds,
                       Ser. B, GNMA Coll., 8 1/4s, 12/15/19                                     AA+                893,381
          2,750,000  OH Hsg. Finl. Agcy. Rev. Bonds, Ser. B-1,
                       GNMA Coll., 5.85s, 9/1/16                                                AAA              2,952,813
                                                                                                            --------------
                                                                                                                 3,846,194

Oklahoma (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,505,000  Tulsa Muni. Arpt. Trust Rev. Bonds
                       (American Airlines, Inc.), 7 3/8s, 12/1/20                               Baa2             4,854,138

Oregon (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                     Washington Cnty., G.O. Bonds
                       (Criminal Justice Fac.)
          5,870,000    6s, 12/1/11                                                              Aa1              6,552,388
          5,535,000    6s, 12/1/10                                                              Aa1              6,178,444
                                                                                                            --------------
                                                                                                                12,730,832

Pennsylvania (5.0%)
--------------------------------------------------------------------------------------------------------------------------
                     Dauphin Cnty., Gen. Auth. Hosp. Rev. Bonds
          3,990,000    (Northwest Med. Ctr.), 8 5/8s, 10/15/13                                  BBB-             4,812,938
          7,500,000    (Forum Place), Ser. A, 6s, 1/15/25                                       BB-/P            7,537,500
          1,180,000  Doylestown, Hosp. Auth. Rev. Bonds
                       (Doylestown Hosp. Pine Run), Ser. A,
                       7.2s, 7/1/23                                                             AAA/P            1,365,850
          2,340,000  Greene Cnty., Hosp. Auth. Rev. Bonds (Greene
                       Cnty. Memorial Hosp.), 6 1/2s, 1/1/02                                    BBB/P            2,353,081
          1,500,000  Lehigh Cnty., Indl. Dev. Auth. Poll. Control IFB
                       (PA Pwr. & Lt. Co.), 9.022s, 9/1/29
                       (acquired 6/20/95, cost $1,651,825) (RES)                                AAA/P            1,899,375
          6,565,000  McKeesport, Hosp. Auth. Rev. Bonds, 6 1/4s,
                       7/1/03                                                                   Baa2             6,991,725
                     Montgomery Cnty., Higher Ed. & Hlth. Auth.
                       Hosp. Rev. Bonds (UTD Hosp.), Ser. B
          3,500,000    8 3/8s, 11/1/11                                                          AAA              3,753,050
          2,230,000    7 1/2s, 11/1/12                                                          AAA              2,327,786
          4,000,000  PA State COP, Ser. A, AMBAC, 5s, 7/1/15                                    Aaa              4,035,000
                     PA State Econ. Dev. Fin. Auth. Resource Recvy.
                       Rev. Bonds
          4,000,000    (Colver), Ser. E, 8.05s, 12/1/15                                         BB-/P            4,610,000
          2,000,000    (Colver), Ser. D, 7.15s, 12/1/18                                         BBB-             2,232,500
                     PA State Econ. Dev. Fin. Auth. Resource Recvy.
                       Rev. Bonds
          4,250,000    (Northhampton), Ser. B, 6 3/4s, 1/1/07                                   BB+/P            4,664,375
          3,000,000    (Northhampton Generating), Ser. A, 6 1/2s,
                       1/1/13                                                                   BBB-             3,198,750
          2,000,000  PA State Higher Ed. Assistance Agcy. IFB, Ser. B,
                       MBIA, 10.929s, 3/1/20                                                    Aaa              2,270,000
          6,000,000  Philadelphia Gas Works IFB, FSA, 6.192s, 8/1/21
                       (acquired 1/24/94, cost $5,621,520) (RES)                                Aaa              6,255,000
          3,000,000  Philadelphia, Gas Works Rev. Bonds, Ser. 13,
                       7.7s, 6/15/21                                                            Aaa              3,360,000
          3,250,000  Philadelphia, Wtr. & Wastewtr. IFB, FGIC,
                       7.23s, 6/15/12                                                           Aaa              3,668,438
            895,000  Vanango, Indl. Dev. Auth. VRDN (Penzoil Co.),
                       4.1s, 12/1/12                                                            A-1                895,000
          1,800,000  Washington Cnty., Indl. Dev. Auth. 1st Mtge.
                       Rev. Bonds (AHF/Central States Inc.),
                       10 1/4s, 11/1/19                                                         B-/P             1,845,000
                                                                                                            --------------
                                                                                                                68,075,368

Puerto Rico (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          4,180,000  Cmnwlth of PR, Muni. Fin. Agcy. Rev. Bonds,
                       Ser. A, FSA, 6s, 7/1/11                                                  Aaa              4,843,575
          8,500,000  Cmnwlth. of PR, FRB, 7.949s, 7/1/24
                       (acquired 6/12/95, cost $8,912,590) (RES)                                A                9,817,500
                     PR Elec. Pwr. Auth. Rev. Bonds
          5,935,000    Ser. S, MBIA, 7s, 7/1/06 (SEG)                                           Aaa              7,129,419
          5,400,000    Ser. T, 6 3/8s, 7/1/24                                                   Baa1             6,196,500
                                                                                                            --------------
                                                                                                                27,986,994

South Carolina (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          8,500,000  Charleston Cnty., Indl. Dev. FRB
                       (Hoover Group Inc.), 7.384s, 11/1/02                                     B/P              9,456,250
          5,705,000  Florence Cnty., Indl. Dev. Auth. Rev. Bonds
                       (Stone Container Corp.), 7 3/8s, 2/1/07                                  B+/P             6,197,056
                     Piedmont, Muni. Elec. Pwr. Agcy. Rev. Bonds
          3,775,000    Ser. A, FGIC, 6 1/2s, 1/1/16                                             Aaa              4,563,031
            630,000    Prerefunded, Ser. A, FGIC, 6 1/2s, 1/1/16                                Aaa                768,600
          8,000,000    FGIC, 5s, 1/1/22                                                         Aaa              8,020,000
          5,000,000  SC Jobs Econ. Dev. Auth. Rev. Bonds (St. Francis
                       Hosp.-Franciscan Sisters), 7s, 7/1/15                                    Baa1             5,487,500
                                                                                                            --------------
                                                                                                                34,492,437

Tennessee (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          8,500,000  IVRC-Bristol TN Mem. Hosp. Rev. Bonds, FGIC,
                       14.1s, 2/28/14 (acquired 6/16/95,
                       cost $9,366,660) (RES)                                                   Aaa              9,148,125
          7,000,000  Knox Cnty., Hlth. Edl. & Hsg. Fac. Board Rev. Bonds
                       (Ft. Sanders Alliance), MBIA, 6 1/4s, 1/1/13                             Aaa              8,190,000
          4,930,000  Metropolitan Nashville & Davidson Cnty.,
                       Wtr. & Swr. Rev. Bonds, FGIC, 6 1/2s, 1/1/09                             Aaa              5,854,375
                                                                                                            --------------
                                                                                                                23,192,500

Texas (5.0%)
--------------------------------------------------------------------------------------------------------------------------
          7,500,000  Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp.
                       Rev. Bonds (American Airlines, Inc.), 7 1/4s,
                       11/1/30                                                                  Baa2             8,306,250
                     Harris Cnty., Hlth. Fac. Rev. Bonds
                       (Hermann Mem. Hosp.), FSA
         10,325,000    5 1/2s, 6/1/15                                                           Aaa             11,228,438
          8,335,000    5 1/2s, 6/1/11                                                           Aaa              9,147,663
                     Houston, Wtr. & Swr. Syst. Rev. Bonds, AMBAC
         16,730,000    Ser. C, 6 3/8s, 12/1/17                                                  Aaa             18,110,225
          1,070,000    Prerefunded, Ser. C, 6 3/8s, 12/1/17                                     Aaa              1,171,650
          4,000,000  North Central Hlth. Fac. Dev. Corp. IFB
                       (Presbyterian Hlth. Care Syst.), Ser. C,
                       MBIA, 9.346s, 6/22/21                                                    Aaa              4,740,000
                     North Central Hlth. Fac. Dev. Corp. FRB,
          2,710,000    Ser. B, 7.861s, 5/15/08                                                  Aa2              2,994,550
            290,000    Prerefunded, Ser. B, 7.861s, 5/15/08                                     AA                 325,525
                     Port Arthur Dist., Rev. Bonds
                       (Great Lakes Carbon Corp.)
            940,000    Ser. A, 6 3/4s, 9/1/02                                                   B+/P               942,463
            285,000    Ser. B, 6 3/4s, 9/1/02                                                   B+/P               285,821
                     Tarrant Cnty., Hlth. Fac. Dev. Corp. Hlth. Syst., Ser. A,
          4,000,000    (TX Hlth. Res. Sys.), MBIA, 5 3/4s, 2/15/12                              Aaa              4,490,000
          5,500,000    5s, 2/15/26                                                              Aaa              5,500,000
                                                                                                            --------------
                                                                                                                67,242,585

Utah (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,750,000  Intermountain Pwr. Agcy. Rev. Bonds, Ser. D,
                       AMBAC, 7 3/4s, 7/1/20                                                    A1               4,845,000

Virginia (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Fredericksburg, Indl. Dev. Auth. Hosp. Fac. IFB,
                       FGIC, 9.418s, 8/15/23                                                    Aaa              2,387,500
          5,000,000  Suffolk, Redev. & Hsg. Auth. Multi-Fam. Hsg. Rev.
                       Bonds (Beach/Oxford Apts.), 6.1s, 4/1/26                                 B+/P             5,037,500
                                                                                                            --------------
                                                                                                                 7,425,000

Washington (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,895,000  Grant Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
                       (Samaritan Hosp.), 9 1/4s, 9/1/10                                        BBB/P            2,110,544
                     WA State Pub. Pwr. Supply Syst. Rev. Bonds
                       (Nuclear No. 3)
          5,000,000    Ser. B, MBIA, 7 1/8s, 7/1/16                                             Aaa              6,400,000
          5,000,000    Ser. A, FSA, 6s, 7/1/08                                                  Aaa              5,687,500
                                                                                                            --------------
                                                                                                                14,198,044

West Virginia (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,600,000  WV State G.O. Bonds, Ser. D, FGIC, 6 1/2s, 11/1/26                         Aaa              4,338,000
          5,000,000  WV State Pkwy. Econ. Dev. & Tourism Auth. IFB,
                       FGIC, 7.673s, 5/16/19                                                    Aaa              5,712,500
                                                                                                            --------------
                                                                                                                10,050,500

Wisconsin (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,100,000  WI Hsg. & Econ. Dev. Auth. IFB
                       (Home Ownership Dev.), 10.077s, 10/25/22                                 Aa3              2,378,250
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,228,202,243) (b)                                            $1,336,115,089
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,353,282,351.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      September 30, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 1998. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $1,228,225,198, resulting in gross unrealized appreciation and depreciation of $113,785,532 and $5,895,641, respectively, or net unrealized appreciation of $107,889,891.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 1998 was $92,015,075 or 6.8% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 1998.

      The rates shown on FRB are the current interest rates shown at September 30, 1998, which are subject to change based on the terms of the security.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at September 30, 1998.

      The fund had the following industry group concentrations greater than 10% at September 30, 1998 (as a percentage of net assets):

              Hospitals/Health care             22.2%

              Transportation                    17.5

              Utilities                         16.7

-------------------------------------------------------------------------------
Futures Contracts Outstanding at September 30, 1998 (Unaudited)
                                                                   Unrealized
                                       Aggregate Face  Expiration Appreciation/
                           Total Value      Value         Date   (Depreciation)
-------------------------------------------------------------------------------
Muni Bond Index (long)     $43,647,500  $ 42,830,741    12/21/98   $  816,759
U.S. Treasury Bond (short)  97,681,281    93,747,185    12/21/98   (3,934,096)
-------------------------------------------------------------------------------
                                                                  $(3,117,337)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,228,202,243) (Note 1)                                        $1,336,115,089
-----------------------------------------------------------------------------------------------
Cash                                                                                  3,572,375
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                       22,957,629
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,524,918
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        5,410,896
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,369,580,907

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                            704,844
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   569,777
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     11,000,000
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              971,507
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,934,022
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              131,336
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            25,520
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              4,564
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  885,988
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   70,998
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    16,298,556
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,353,282,351

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,294,499,495
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             63,254
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                                (46,075,907)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          104,795,509
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,353,282,351

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($835,711,302 divided by 88,978,109 shares)                                               $9.39
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.39)*                                    $9.86
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($502,257,487 divided by 53,530,295 shares)***                                            $9.38
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($15,313,562 divided by 1,631,248 shares)                                                 $9.39
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.39)**                                   $9.71
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

*** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended September 30, 1998 (Unaudited)
Tax exempt interest income:                                                         $42,410,083
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,837,475
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          797,861
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        13,346
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          9,052
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,026,967
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 2,116,551
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    37,065
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  40,408
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Auditing                                                                                 20,425
-----------------------------------------------------------------------------------------------
Legal                                                                                    42,684
-----------------------------------------------------------------------------------------------
Postage                                                                                  73,890
-----------------------------------------------------------------------------------------------
Other                                                                                    68,154
-----------------------------------------------------------------------------------------------
Total expenses                                                                        8,083,953
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (116,906)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          7,967,047
-----------------------------------------------------------------------------------------------
Net investment income                                                                34,443,036
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      2,916,619
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                      (2,203,648)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period             14,718,038
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              15,431,009
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $49,874,045
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                   September 30        March 31
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   34,443,036  $   68,484,854
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                 712,971     (20,513,372)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           14,718,038      81,702,121
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 49,874,045     129,673,603
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (22,048,608)    (45,766,249)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (11,869,711)    (23,212,036)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (378,051)       (690,043)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4)                                                                 6,548,299      (8,770,710)
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         22,125,974      51,234,565

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,331,156,377   1,279,921,812
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income and distributions in excess of net investment
income of $63,254 and $83,412, respectively)                                     $1,353,282,351  $1,331,156,377
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                      September 30
operating performance           (Unaudited)                                    Year ended March 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.28            $8.87            $8.93            $8.74            $8.73            $9.12
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .25(c)           .50(c)           .52              .52              .54              .55
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .11              .42             (.06)             .19               --             (.34)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                .36              .92              .46              .71              .54              .21
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.25)            (.51)            (.52)            (.52)            (.53)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --               --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.25)            (.51)            (.52)            (.52)            (.53)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.39            $9.28            $8.87            $8.93            $8.74            $8.73
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           3.94*           10.54             5.24             8.31             6.55             2.15
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $835,711         $816,444         $794,330         $821,500         $828,548         $852,281
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .49*             .95              .96              .95              .95              .97
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.70*            5.43             5.80             5.86             6.28             5.73
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             13.55*           33.13            55.08            75.89            62.84            47.08
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended March 31, 1996, and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                      September 30
operating performance           (Unaudited)                                    Year ended March 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.28            $8.86            $8.92            $8.74            $8.73            $9.12
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .22(c)           .44(c)           .46              .47              .48              .44
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .10              .43             (.06)             .18              .01             (.32)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                .32              .87              .40              .65              .49              .12
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.45)            (.46)            (.47)            (.48)            (.44)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --               --             (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.22)            (.45)            (.46)            (.47)            (.48)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.38            $9.28            $8.86            $8.92            $8.74            $8.73
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           3.52*           10.00             4.61             7.55             5.94             1.52
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $502,257         $499,594         $473,818         $474,374         $427,086         $369,006
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .79*            1.55             1.56             1.54             1.55             1.54
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.40*            4.83             5.19             5.25             5.66             5.02
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             13.55*           33.13            55.08            75.89            62.84            47.08
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended March 31, 1996, and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                       September 30                                                        Dec. 1, 1994+
operating performance                            (Unaudited)                  Year ended March 31                    to March 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.28            $8.86            $8.92            $8.75            $8.21
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .24 (c)          .47(c)           .49              .50              .16
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .11              .43             (.06)             .17              .54
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                 .35              .90              .43              .67              .70
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.24)            (.48)            (.49)            (.50)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.24)            (.48)            (.49)            (.50)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.39            $9.28            $8.86            $8.92            $8.75
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            3.81*           10.39             4.97             7.77             8.58*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $15,314          $15,118          $11,773           $8,394           $1,224
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                            .62*            1.20             1.21             1.18              .41*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.58*            5.16             5.51             5.45             1.78*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              13.55*           33.13            55.08            75.89            62.84
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended March 31, 1996, and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
September 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Municipal Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with the preservation of capital.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended September 30, 1998, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At March 31, 1998, the fund had a capital loss carryover of approximately $31,622,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

  Loss Carryover          Expiration
-----------------    ------------------
  $11,838,000        September 30, 2003
   11,290,000        September 30, 2004
    8,494,000        September 30, 2006

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on zero coupon bonds are accreted according to the yield to maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of the fund's average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended September 30, 1998, fund expenses were reduced by $116,906 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,040 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $78,229 and $1,476 from the sale of class A and class M shares, respectively and $381,450 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $25,962 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended September 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $177,664,247 and $180,351,078, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At September 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                         Six months ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    10,991,141       $ 102,215,975
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   1,259,775          11,719,235
-----------------------------------------------------------------------------
                                               12,250,916         113,935,210

Shares
repurchased                                   (11,218,448)       (104,348,447)
-----------------------------------------------------------------------------
Net increase                                    1,032,468       $   9,586,763
-----------------------------------------------------------------------------

                                                           Year ended
                                                         March 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    17,898,236        $162,889,715
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   2,585,700          23,695,620
-----------------------------------------------------------------------------
                                               20,483,936         186,585,335

Shares
repurchased                                   (22,116,850)       (201,679,949)
-----------------------------------------------------------------------------
Net decrease                                   (1,632,914)       $(15,094,614)
-----------------------------------------------------------------------------

                                                         Six months ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     3,039,378         $28,251,777
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                     723,550           6,724,631
-----------------------------------------------------------------------------
                                                3,762,928          34,976,408

Shares
repurchased                                    (4,095,034)        (38,034,925)
-----------------------------------------------------------------------------
Net decrease                                     (332,106)        $(3,058,517)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         March 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     9,153,987        $ 83,612,618
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   1,469,260          13,450,939
-----------------------------------------------------------------------------
                                               10,623,247          97,063,557

Shares
repurchased                                   (10,247,287)        (93,501,298)
-----------------------------------------------------------------------------
Net increase                                      375,960         $ 3,562,259
-----------------------------------------------------------------------------

                                                         Six months ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                       213,784         $ 1,986,323
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      31,971             297,217
-----------------------------------------------------------------------------
                                                  245,755           2,283,540

Shares
repurchased                                      (243,791)         (2,263,487)
-----------------------------------------------------------------------------
Net increase                                        1,964         $    20,053
-----------------------------------------------------------------------------

                                                           Year ended
                                                         March 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                       617,335         $ 5,661,569
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      60,078             550,866
-----------------------------------------------------------------------------
                                                  677,413           6,212,435

Shares
repurchased                                      (376,491)         (3,450,790)
-----------------------------------------------------------------------------
Net increase                                      300,922         $ 2,761,645
-----------------------------------------------------------------------------


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Blake E. Anderson
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Municipal Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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PUTNAM
INVESTMENTS
---------------------


SA040 47015 051/353/560 11/98